Change in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	¥ (367,249)	¥ (481,773)	¥ (390,459)
Equity transactions with noncontrolling interests and other	(655)
Other comprehensive income (loss) before reclassifications	276,842
Amounts reclassified from accumulated other comprehensive income (loss)	10,416
Net change during the period	286,603	114,524	(91,314)
Balance at end of year	(80,646)	(367,249)	(481,773)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(247,734)	(378,863)	(325,612)
Equity transactions with noncontrolling interests and other	(323)
Other comprehensive income (loss) before reclassifications	249,791
Net change during the period	249,468	131,129	(53,251)
Balance at end of year	1,734	(247,734)	(378,863)
Unrealized gains and losses on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	4,146	1,003	3,020
Equity transactions with noncontrolling interests and other	(1)
Other comprehensive income (loss) before reclassifications	7,449
Amounts reclassified from accumulated other comprehensive income (loss)	(1,352)
Net change during the period	6,096	3,143	(2,017)
Balance at end of year	10,242	4,146	1,003
Gains and losses on derivatives instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(4,462)	455	917
Equity transactions with noncontrolling interests and other	(2)
Other comprehensive income (loss) before reclassifications	(7,551)
Amounts reclassified from accumulated other comprehensive income (loss)	9,607
Net change during the period	2,054	(4,917)	(462)
Balance at end of year	(2,408)	(4,462)	455
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(119,199)	(104,368)	(68,784)
Equity transactions with noncontrolling interests and other	(329)
Other comprehensive income (loss) before reclassifications	27,153
Amounts reclassified from accumulated other comprehensive income (loss)	2,161
Net change during the period	28,985	(14,831)	(35,584)
Balance at end of year	¥ (90,214)	¥ (119,199)	¥ (104,368)